UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL HIGH YIELD FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

High Yield Bond

Objectives

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential High Yield Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.92%; Class B, 1.37%; Class C, 1.62%; Class L, 1.12%; Class M, 1.62%; Class Q, 0.50%; Class R, 1.37%; Class X, 1.62%; Class Z, 0.62%. Net operating expenses: Class A, 0.87%; Class B, 1.37%; Class C, 1.62%; Class L, 1.12%; Class M, 1.62%; Class Q, 0.50%; Class R, 1.12%; Class X, 1.62%; Class Z, 0.62%, after contractual reduction through 12/31/2012 for Class A and Class R.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.27%	6.72%	44.71%	127.86%	—
Class B	7.81	6.01	41.20	116.90	—
Class C	7.88	5.76	40.87	116.39	—
Class L	8.12	6.45	N/A	N/A	42.51% (3/26/07)
Class M	7.84	5.89	N/A	N/A	39.21 (3/26/07)
Class Q	N/A	N/A	N/A	N/A	5.83 (10/31/11)
Class R	7.94	6.27	42.77	N/A	65.74 (6/6/05)
Class X	7.67	5.73	N/A	N/A	39.05 (3/26/07)
Class Z	8.42	6.82	46.80	134.01	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index	8.63	6.90	48.53	150.75	—
Lipper High Current Yield Funds Avg.	7.67	4.84	33.40	112.66	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	1.53%	6.57%	7.89%	—
Class B	0.86	6.88	7.84	—
Class C	4.56	6.97	7.81	—
Class L	1.72	6.39	N/A	6.36% (3/26/07)
Class M	–0.81	6.40	N/A	6.41 (3/26/07)
Class Q	N/A	N/A	N/A	N/A (10/31/11)
Class R	6.05	7.30	N/A	7.70 (6/6/05)
Class X	–0.41	6.34	N/A	6.50 (3/26/07)
Class Z	6.61	7.86	8.66	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index	6.42	8.17	9.34	—
Lipper High Current Yield Funds Avg.	4.64	5.69	7.46	—

Source: Prudential Investments LLC, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years (eight years in the case of shares purchased prior to August 17, 1998) after purchase. Class Q, R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of 0.75% annually. Class Q and Class Z shares are not subject to a 12b-1 fee. Class L and Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Note: Class M shares are no longer issued, and no Class M shares are outstanding. Class M performance is shown for historical periods during which time Class M shares were outstanding.

Prudential High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index

The Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/29/12 are 48.23% for Class L, Class M, and Class X; 5.94% for Class Q; and 74.46% for Class R. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 8.17% for Class L, Class M, and Class X; and 8.47% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper High Current Yield Funds Average

The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/12 are 33.04% for Class L, Class M, and Class X; 5.49% for Class Q; and 56.49% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.69% for Class L, Class M, and Class X; and 6.63% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/29/12
Nortel Networks Ltd. (Canada), Gtd. Notes, 7/15/16	0.9%
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1, 8/15/16	0.8
TransUnion LLC, Gtd. Notes, 6/15/18	0.8
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A, 2/4/17	0.7
CIT Group, Inc., Sec’d. Notes, 144A, 5/2/17	0.7

Issues reflect only long-term investments and are subject to change.

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Distributions and Yields as of 2/29/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.20	7.98%
Class B	0.19	7.85
Class C	0.18	7.61
Class L	0.19	8.09
Class M	0.18	7.59
Class Q	0.14	6.22
Class R	0.19	8.11
Class X	0.18	7.59
Class Z	0.21	8.61

Credit Quality* expressed as a percentage of net assets as of 2/29/12
High Grade	1.9%
Ba	25.7
B	46.1
Caa or Lower	18.7
Not Rated**	33.4
Total Investments	125.8
Liabilities in excess of other assets	–25.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 31.7% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential High Yield Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund, Inc.		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,082.70	0.87%	$4.51
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

Class B	Actual	$1,000.00	$1,078.10	1.37%	$7.08
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87

Class C	Actual	$1,000.00	$1,078.80	1.62%	$8.37
	Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12

Class L	Actual	$1,000.00	$1,081.20	1.12%	$5.80
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

Class M	Actual	$1,000.00	$1,078.40	1.62%	$8.37
	Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12

Class Q	Actual**	$1,000.00	$1,058.30	0.50%	$1.72
	Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

Class R	Actual	$1,000.00	$1,079.40	1.12%	$5.79
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

Class X	Actual	$1,000.00	$1,076.70	1.62%	$8.36
	Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12

Class Z	Actual	$1,000.00	$1,084.20	0.62%	$3.21
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

Prudential High Yield Fund, Inc.	7

Fees and Expenses (continued)

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 122-day period ended February 29, 2012 due to the Class’s inception date of October 31, 2011.

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Portfolio of Investments

as of February 29, 2012 (Unaudited)

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 94.1%

ASSET-BACKED SECURITIES 0.6%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	B1	4.517%	10/15/19	$2,851	$2,078,712
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	Ba3	4.809	06/18/21	2,261	1,499,638
CSAM Funding (Cayman Islands), Ser. 2001-1A, Class D2, 144A(a)(b)(c)	Ba2	6.903	03/29/16	7,000	6,295,191
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Ba3	6.696	12/15/16	3,259	2,868,362
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	7.271	06/15/13	2,849	313,348

TOTAL ASSET-BACKED SECURITIES					13,055,251

BANK LOANS 2.6%

Automotive 0.2%
Chrysler Group LLC(b)	Ba2	5.320	05/24/17	4,428	4,441,512

Cable 0.3%
Newsday LLC(b)	Ba3	10.500	08/01/13	6,000	6,169,998

Consumer 0.2%
Realogy Corp.(b)	Caa2	13.500	10/15/17	3,300	3,399,000
Visant Corp.(b)	Ba3	5.250	12/22/16	349	334,332

					3,733,332

Electric 0.2%
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.746	10/10/14	3,451	2,101,320

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS (Continued)

Electric (cont’d.)
Texas Competitive Electric Holdings Co. LLC(b)	B2	4.757%	10/10/17	$2,617	$1,457,457

					3,558,777

Gaming 0.3%
CCM Merger, Inc.(b)	B3	7.000	03/01/17	3,984	3,980,183
MGM Resorts International(b)	NR	7.000	02/21/14	2,500	2,508,855

					6,489,038

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(b)	Ba3	7.250	06/01/16	1,397	1,243,026

Technology 1.4%
Blackboard, Inc.(b)	B1	7.500	10/04/18	6,850	6,764,375
First Data Corp.(b)	B1	2.995	09/24/14	207	197,433
First Data Corp.(b)	B1	2.995	09/24/14	1,246	1,190,516
First Data Corp.(b)	B1	2.995	09/24/14	2,336	2,231,340
First Data Corp.(b)	B1	4.245	03/26/18	9,612	8,615,064
Freescale SemiconDoctor, Inc.(b)	B1	6.000	02/28/19	8,000	7,945,000
NXP BV(b)	B3	5.500	03/03/17	1,995	1,985,025
Sensata Technologies, Inc.(b)	Ba3	4.000	05/12/18	402	400,906

					29,329,659

TOTAL BANK LOANS					54,965,342

CORPORATE BONDS 90.6%

Aerospace & Defense 1.7%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750	04/01/16	1,000	1,025,000
Gtd. Notes	Ba3	6.875	09/15/20	1,800	1,912,500
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500	07/01/18	6,715	7,462,044
Colt Defense LLC, Gtd. Notes(c)(d)	Caa1	8.750	11/15/17	3,250	2,226,250
Esterline Technologies Corp., Gtd. Notes	Ba3	6.625	03/01/17	175	181,125
Gtd. Notes	Ba3	7.000	08/01/20	4,250	4,696,250

See Notes to Financial Statements.

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Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	$2,130	$2,159,288
Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	3,042,375
Sterling Merger, Inc., Gtd. Notes, 144A(d)	Caa1	11.000	10/01/19	2,575	2,710,187
TransDigm, Inc., Gtd. Notes(d)	B3	7.750	12/15/18	9,000	9,900,000

					35,315,019

Automotive 1.7%
Chrysler Group LLC Sec’d. Notes	B2	8.000	06/15/19	775	780,813
Sec’d. Notes	B2	8.250	06/15/21	2,625	2,651,250
Dana Holding Corp., Sr. Unsec’d. Notes(d)	B2	6.500	02/15/19	2,125	2,295,000
Sr. Unsec’d. Notes	B2	6.750	02/15/21	525	568,313
Delphi Corp., Gtd. Notes, 144A(d)	Ba3	5.875	05/15/19	1,200	1,266,000
Gtd. Notes, 144A(d)	Ba3	6.125	05/15/21	1,000	1,072,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000	10/01/13	795	851,281
Sr. Unsec’d. Notes(d)	Ba1	8.000	12/15/16	5,065	6,019,206
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	2,500	2,759,375
Gtd. Notes(d)	Ba2	8.125	03/15/20	2,975	3,354,312
Navistar International Corp., Gtd. Notes(d)	B1	8.250	11/01/21	4,193	4,586,094
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	B1	7.750	02/15/17	3,450	3,669,937
Sr. Sec’d. Notes, 144A(a)	B1	8.500	02/15/19	3,800	4,113,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875	12/01/17	1,425	1,585,312

					35,572,893

Banking 0.6%
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)(d)	Ba3	8.000	12/29/49	9,510	9,655,693
Sr. Unsec’d. Notes	Baa1	6.500	08/01/16	445	481,016

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Ba1	8.278%	12/01/26	$2,250	$2,278,350
Merrill Lynch & Co., Inc., Sub. Notes(d)	Baa2	7.750	05/14/38	590	638,052
Wachovia Bank NA, Sub. Notes, MTN	A1	6.600	01/15/38	375	456,389

					13,509,500

Building Materials & Construction 0.9%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(c)(e)	Ba3	6.875	08/15/18	3,000	3,225,000
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10 -04/27/11)(c)(e)	Ba1	7.000	02/15/20	3,525	3,824,625
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500	04/15/16	100	108,000
K. Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875	10/15/15	3,550	2,431,750
KB Home, Gtd. Notes(d)	B2	8.000	03/15/20	1,550	1,577,125
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125	08/15/13	2,845	2,948,572
Standard Pacific Corp., Gtd. Notes	B3	8.375	05/15/18	550	588,500
Gtd. Notes	B3	8.375	01/15/21	400	425,000
Gtd. Notes(d)	B3	10.750	09/15/16	2,725	3,130,344

					18,258,916

Cable 5.6%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(d)	B3	8.000	12/15/18	1,300	1,371,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750	04/15/18	675	735,750
Sr. Unsec’d. Notes	B1	8.625	09/15/17	3,575	4,030,813
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	4,244	4,880,438

See Notes to Financial Statements.

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Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.875%	04/30/18	$1,000	$1,092,500
Gtd. Notes	B1	8.125	04/30/20	725	812,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	8,768	9,403,680
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750	11/15/21	5,225	5,656,062
Sr. Unsec’d. Notes(d)	Ba3	7.625	07/15/18	1,150	1,299,500
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	5,500	6,105,000
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	575	678,500
Dish DBS Corp., Gtd. Notes(d)	Ba2	6.750	06/01/21	725	804,750
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	12,572	13,703,480
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(a)(d)	B1	8.875	12/01/18	6,000	5,850,000
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)(d)	Caa1	10.875	07/15/19	1,300	1,173,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	B1	7.750	03/15/16	2,565	2,641,950
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(a)	B2	9.875	04/15/18	12,050	13,375,500
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(d)	Ba3	7.250	11/15/21	2,275	2,394,438
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	6.875	01/15/22	4,625	4,752,187
Videotron Ltee (Canada), Gtd. Notes(a)(d)	Ba1	6.375	12/15/15	4,325	4,422,312
Gtd. Notes(a)	Ba1	6.875	01/15/14	58	58,218
Gtd. Notes(a)	Ba1	9.125	04/15/18	7,850	8,693,875
Sr. Unsec’d. Notes, 144A(a)	Ba1	5.000	07/15/22	5,650	5,650,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)	Ba2	5.250	02/15/22	1,175	1,198,500
Gtd. Notes, Ser. 1(a)	Ba2	9.500	08/15/16	14,571	16,610,940

					117,395,143

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods 6.7%
Actuant Corp., Gtd. Notes	Ba3	6.875%	06/15/17	$3,100	$3,216,250
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B2	7.875	01/31/18	1,500	1,576,875
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125	12/01/16	2,350	2,543,875
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(e)	B1	8.125	03/15/18	3,250	3,510,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000	08/15/16	7,885	8,239,825
Avis Budget Car Rental LLC, Gtd. Notes(b)	B2	3.003	05/15/14	310	300,700
Gtd. Notes	B2	9.750	03/15/20	3,075	3,367,125
Case New Holland, Inc., Gtd. Notes(d)	Ba2	7.875	12/01/17	3,675	4,318,125
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625	08/15/16	4,825	5,114,500
Columbus McKinnon Corp. Gtd. Notes	B1	7.875	02/01/19	3,410	3,571,975
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125	01/15/21	2,500	2,568,750
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	7,375	7,670,000
Hertz Corp. (The), Gtd. Notes, 144A	B2	6.750	04/15/19	2,600	2,723,500
Gtd. Notes(d)	B2	6.750	04/15/19	4,975	5,211,312
Gtd. Notes	B2	7.500	10/15/18	2,625	2,831,719
Interline Brands, Inc., Gtd. Notes	B2	7.000	11/15/18	5,750	6,073,437
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125	04/01/21	2,550	2,601,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(d)	Caa1	8.500	05/01/18	9,550	10,290,125
Gtd. Notes(d)	Caa2	11.750	08/01/16	815	865,937
RSC Equipment Rental, Inc., Gtd. Notes	Caa1	10.250	11/15/19	2,050	2,296,000
Sr. Sec’d. Notes, 144A	B1	10.000	07/15/17	2,925	3,393,000
Sr. Unsec’d. Notes(d)	Caa1	8.250	02/01/21	2,875	3,047,500
Sr. Unsec’d. Notes	Caa1	9.500	12/01/14	1,124	1,160,530

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
SPX Corp., Gtd. Notes(d)	Ba2	6.875%	09/01/17	$3,475	$3,857,250
Sr. Unsec’d. Notes(d)	Ba2	7.625	12/15/14	5,345	5,999,763
Stena AB (Sweden), Sr. Unsec’d. Notes(a)	Ba3	7.000	12/01/16	229	215,833
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000	11/15/17	8,395	8,793,762
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000	10/01/18	1,810	2,000,050
Trimas Corp., Sec’d. Notes	B2	9.750	12/15/17	4,125	4,568,438
United Rentals North America, Inc., Gtd. Notes(d)	Caa1	8.375	09/15/20	2,900	3,001,500
Gtd. Notes(d)	B3	10.875	06/15/16	4,500	5,141,250
United Rentals Financing Escrow Corp., Sr. Unsec’d. Notes, 144A	B3	7.375	05/15/20	2,400	2,463,000
Sr. Unsec’d. Notes, 144A	B3	7.625	04/15/22	6,450	6,675,750
WireCo WorldGroup, Inc., Gtd. Notes, 144A	B2	10.000	05/15/17	11,075	11,351,875

					140,560,531

Chemicals 3.9%
CF Industries, Inc., Gtd. Notes(d)	Ba1	6.875	05/01/18	3,275	3,856,313
Hexion U.S. Finance Corp., Sec’d. Notes(d)	Caa1	9.000	11/15/20	12,925	12,666,500
Sr. Sec’d. Notes(d)	B3	8.875	02/01/18	850	879,750
Huntsman International LLC, Gtd. Notes(d)	B1	5.500	06/30/16	2,100	2,097,375
Gtd. Notes(d)	B3	8.625	03/15/21	625	706,250
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	B2	9.625	06/15/18	3,970	4,059,325
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	4,250	4,547,500
Lyondell Chemical Co., Gtd. Notes(d)	Ba2	11.000	05/01/18	8,295	9,092,952
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A(a)(d)	Ba2	6.000	11/15/21	2,650	2,908,375

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	15

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Momentive Performance Materials, Inc., Sec’d. Notes(d)	Caa1	9.000%	01/15/21	$3,250	$2,998,125
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300	01/15/28	100	121,363
Nexeo Solutions LLC, Sr. Sub. Notes, 144A (original cost $8,136,008; purchased 02/23/11 -01/05/12)(c)(e)	B3	8.375	03/01/18	8,101	8,101,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)(d)	Ba2	8.375	11/01/16	7,140	7,961,100
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	Baa2	6.875	09/15/20	4,650	5,138,250
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500	11/15/14	1,200	1,218,240
Solutia, Inc., Gtd. Notes(d)	B1	7.875	03/15/20	3,900	4,572,750
Gtd. Notes	B1	8.750	11/01/17	625	707,812
Taminco Global Chemical Corp., Sec’d. Notes, 144A(d)	Caa1	9.750	03/31/20	4,657	4,866,565
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250	10/01/17	4,575	4,826,625

					81,326,170

Consumer 2.2%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,292,500; purchased 10/21/10 - 04/06/11)(c)(e)	B3	10.875	04/15/16	3,300	2,351,250
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125	07/01/18	2,800	2,842,000
Mac-Gray Corp., Gtd. Notes	B3	7.625	08/15/15	4,376	4,496,340
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	2,995	3,324,450
Realogy Corp., Gtd. Notes	Caa3	12.000	04/15/17	338	310,689
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250	01/15/18	2,700	2,899,125

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer (cont’d.)
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	$3,620	$3,946,162
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000	06/15/17	2,225	2,492,000
Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	4,600	5,083,000
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	B1	9.500	06/15/18	1,500	1,710,000
Sr. Sec’d. Notes, 144A	B1	9.500	06/15/18	2,000	2,280,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500	04/15/19	4,825	5,066,250
Visant Corp., Gtd. Notes(d)	Caa1	10.000	10/01/17	11,200	10,304,000

					47,105,266

Electric 3.4%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(d)	Ba3	7.375	07/01/21	3,850	4,389,000
Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	3,430	3,730,125
Sr. Unsec’d. Notes(d)	Ba3	7.750	10/15/15	6,260	7,073,800
Sr. Unsec’d. Notes	Ba3	8.000	10/15/17	1,000	1,152,500
Sr. Unsec’d. Notes(d)	Ba3	8.000	06/01/20	1,100	1,289,750
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A (original cost $3,366,118; purchased 02/28/02 -02/25/09)(c)(e)(f)	D(g)	9.000	01/02/17	3,533	1,059,850
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	B1	7.250	10/15/17	2,760	2,925,600
Sr. Sec’d. Notes, 144A(d)	B1	7.500	02/15/21	11,650	12,640,250
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	3,040,337
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750	10/15/19	580	597,400
Sr. Sec’d. Notes(d)	Caa3	10.000	01/15/20	650	702,813
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	61,050
Mirant Corp., 144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625	06/30/12	75	76,020
Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	9,277	9,463,048

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	17

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
North American Energy Alliance LLC Sec’d. Notes (original cost $904,086; purchased 09/22/09)(c)(e)	Ba3	10.875%	06/01/16	$925	$1,012,875
NRG Energy, Inc., Gtd. Notes(d)	B1	7.375	01/15/17	1,230	1,276,125
Gtd. Notes(d)	B1	7.625	01/15/18	11,925	12,074,063
Gtd. Notes	B1	7.625	05/15/19	1,125	1,113,750
Gtd. Notes(d)	B1	8.250	09/01/20	4,400	4,455,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	Ba1	9.237	07/02/17	2,512	2,424,225

					70,560,256

Energy - Other 5.7%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(a)(d)	Ba3	7.750	05/15/17	699	727,834
Gtd. Notes(a)(d)	Ba3	9.500	05/15/16	5,285	5,787,075
Denbury Resources, Inc., Gtd. Notes(d)	B1	6.375	08/15/21	4,360	4,806,900
Gtd. Notes	B1	8.250	02/15/20	1,951	2,224,140
Gtd. Notes	B1	9.750	03/01/16	2,875	3,209,219
Forest Oil Corp., Gtd. Notes(d)	B1	7.250	06/15/19	3,870	3,899,025
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(a)(d)	Ba1	6.875	10/01/17	9,475	10,007,969
Key Energy Services, Inc., Gtd. Notes	B1	6.750	03/01/21	975	1,021,312
Linn Energy LLC, Gtd. Notes, 144A	B2	6.250	11/01/19	4,125	4,119,844
Gtd. Notes, 144A	B2	6.500	05/15/19	5,350	5,457,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	7,164	7,593,840
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B3	6.500	03/15/21	4,325	4,627,750
Newfield Exploration Co., Sr. Sub. Notes(d)	Ba2	6.875	02/01/20	1,125	1,215,000
Sr. Sub. Notes(d)	Ba2	7.125	05/15/18	500	532,500

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	$350	$375,375
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250	08/15/18	1,750	2,001,562
Gtd. Notes	Baa3	7.875	06/01/15	1,770	1,869,563
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(d)(f)	C	6.750	05/01/14	2,425	1,042,750
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875	07/15/16	780	866,784
Sr. Unsec’d. Notes	Ba1	6.650	03/15/17	6,165	7,091,427
Sr. Unsec’d. Notes(d)	Ba1	6.875	05/01/18	3,650	4,287,553
Sr. Unsec’d. Notes	Ba1	7.500	01/15/20	3,225	3,985,358
Plains Exploration & Production Co., Gtd. Notes(d)	B1	6.750	02/01/22	2,350	2,573,250
Gtd. Notes	B1	7.000	03/15/17	1,400	1,442,000
Gtd. Notes(d)	B1	7.625	06/01/18	1,750	1,881,250
Gtd. Notes	B1	8.625	10/15/19	1,500	1,695,000
Gtd. Notes	B1	10.000	03/01/16	2,100	2,341,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	Ba1	6.500	12/15/21	875	934,062
Gtd. Notes(a)	Ba1	6.625	11/15/20	2,000	2,142,500
Range Resources Corp., Gtd. Notes	Ba3	5.000	08/15/22	1,750	1,767,500
Gtd. Notes	Ba3	5.750	06/01/21	4,325	4,627,750
Gtd. Notes	Ba3	6.750	08/01/20	2,300	2,518,500
Gtd. Notes	Ba3	7.500	10/01/17	3,610	3,817,575
Gtd. Notes	Ba3	8.000	05/15/19	1,150	1,282,250
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B1	9.750	02/15/20	6,600	6,946,500
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(d)	Ba1	5.250	01/15/17	2,925	2,983,500
Sr. Unsec’d. Notes, 144A(d)	Ba1	6.000	01/15/22	5,625	5,807,813

					119,510,730

Foods 4.3%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	8,305	8,523,089
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	7,220	7,400,500

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	19

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(d)	B2	9.000%	12/15/17	$8,464	$8,887,200
Darling International, Inc., Gtd. Notes	Ba3	8.500	12/15/18	2,950	3,318,750
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000	06/01/18	1,525	1,624,125
Del Monte Corp., Gtd. Notes(d)	B3	7.625	02/15/19	4,500	4,511,250
DineEquity, Inc., Gtd. Notes	B3	9.500	10/30/18	1,100	1,212,750
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875	08/15/16	4,000	4,155,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	6,875	7,545,313
JBS USA LLC/JBS USA Finance, Inc. Gtd. Notes(c)	B1	11.625	05/01/14	4,250	4,924,688
Sr. Unsec’d. Notes, 144A	B1	7.250	06/01/21	5,600	5,488,000
Sr. Unsec’d. Notes, 144A	B1	8.250	02/01/20	2,775	2,865,187
Michael Foods, Inc., Gtd. Notes	Caa1	9.750	07/15/18	10,410	11,398,950
OSI Restaurant Partners LLC, Gtd. Notes	Caa3	10.000	06/15/15	3,250	3,367,813
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	3,955	4,637,237
Stater Bros. Holdings, Inc., Gtd. Notes(d)	B2	7.375	11/15/18	775	839,906
Gtd. Notes(d)	B2	7.750	04/15/15	550	564,438
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500	11/15/14	4,395	4,477,406
Sr. Unsec’d. Notes(d)	B2	8.000	05/01/16	1,000	1,038,750
Wendy’s Co. (The), Gtd. Notes	B3	10.000	07/15/16	2,500	2,753,150

					89,533,502

Gaming 5.4%
Boyd Gaming Corp., Gtd. Notes(d)	B3	9.125	12/01/18	1,400	1,452,500
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750	04/15/18	7,475	6,428,500
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,740,252; purchased 07/14/05 - 09/19/11)(c)(d)(e)	Caa3	8.000	08/01/13	12,885	12,756,150

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Harrah’s Operating Co., Inc., Sec’d. Notes(d)	CCC(g)	10.000%	12/15/18	$2,080	$1,586,000
Sr. Sec’d. Notes	B3	11.250	06/01/17	9,190	10,063,050
Isle of Capri Casinos, Inc., Gtd. Notes(d)	Caa1	7.000	03/01/14	2,190	2,181,788
Gtd. Notes(d)	B3	7.750	03/15/19	6,075	6,059,812
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500	10/15/15	5,725	5,510,312
Sr. Sec’d. Notes(d)	B2	9.875	08/15/18	3,800	3,610,000
MGM Resorts International, Gtd. Notes(d)	B3	5.875	02/27/14	1,500	1,526,250
Gtd. Notes(d)	B3	6.750	04/01/13	3,000	3,093,750
Gtd. Notes(d)	B3	7.625	01/15/17	4,645	4,737,900
Gtd. Notes, 144A(d)	B3	8.625	02/01/19	3,500	3,727,500
Sr. Sec’d. Notes(d)	Ba2	9.000	03/15/20	1,385	1,547,737
Sr. Sec’d. Notes	Ba2	10.375	05/15/14	390	443,625
Sr. Sec’d. Notes(d)	Ba2	11.125	11/15/17	6,040	6,870,500
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	10,559	12,327,633
MTR Gaming Group, Inc., Sec’d. Notes, PIK, 144A	Caa1	11.500	08/01/19	3,618	3,464,235
Peninsula Gaming LLC, Gtd. Notes(d)	Caa1	10.750	08/15/17	650	714,187
Sec’d. Notes	Ba3	8.375	08/15/15	1,015	1,078,438
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625	08/01/17	3,415	3,713,813
Scientific Games Corp., Gtd. Notes	B1	8.125	09/15/18	1,375	1,485,000
Scientific Games International, Inc., Gtd. Notes(d)	B1	9.250	06/15/19	3,800	4,199,000
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750	10/01/17	1,525	1,654,625
Station Casinos, Inc., Sr. Sub. Notes(c)(f)	NR	6.500	02/01/14	2,930	293
Sr. Sub. Notes(c)(f)	NR	6.625	03/15/18	1,810	181
Sr. Sub. Notes(c)(f)	NR	6.875	03/01/16	65	6
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B3	8.625	04/15/16	6,010	6,287,963

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	21

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Wynn Las Vegas LLC, First Mtge. Bonds(d)	Ba2	7.875%	11/01/17	$1,250	$1,385,938
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $5,437,830; purchased 03/30/10 - 07/08/11)(c)(e)	B1	11.375	07/15/16	4,948	5,362,395

					113,269,081

Healthcare & Pharmaceutical 8.8%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875	11/01/18	6,125	6,370,000
Accellent, Inc., Gtd. Notes	Caa2	10.000	11/01/17	8,950	7,518,000
Sr. Sec’d. Notes(d)	B1	8.375	02/01/17	3,975	4,029,656
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes(d)	B-(g)	8.000	12/01/16	9,606	6,892,305
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375	11/01/14	3,225	3,305,625
Biomet, Inc., Gtd. Notes(d)	B3	10.000	10/15/17	195	211,819
Gtd. Notes, PIK(d)	B3	10.375	10/15/17	4,920	5,356,650
Capella Healthcare, Inc., Gtd. Notes (original cost $13,528,509; purchased 06/28/10 - 01/26/12)(c)(e)	B3	9.250	07/01/17	13,235	13,665,138
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(d)	B3	8.000	11/15/19	5,800	6,162,500
Gtd. Notes(d)	B3	8.875	07/15/15	4,869	5,100,277
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $9,883,406; purchased 12/17/10 - 09/16/11)(a)(c)(e)	Caa1	10.500	12/15/18	9,675	9,977,344
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes	Ba3	7.000	07/15/19	300	330,000
Gtd. Notes(d)	Ba3	7.250	01/15/22	1,500	1,668,750

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
ExamWorks Group, Inc., Gtd. Notes, 144A	B3	9.000%	07/15/19	$1,575	$1,535,625
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625	07/31/19	1,350	1,437,750
Gtd. Notes, 144A	Ba2	5.875	01/31/22	1,650	1,740,750
HCA, Inc., Gtd. Notes(d)	B3	7.500	02/15/22	3,300	3,572,250
Gtd. Notes(d)	B3	8.000	10/01/18	8,025	8,847,562
Sr. Sec’d. Notes(d)	Ba3	5.875	03/15/22	3,150	3,228,750
Sr. Sec’d. Notes(d)	Ba3	7.875	02/15/20	2,500	2,756,250
Sr. Unsec’d. Notes	B3	6.375	01/15/15	13,225	14,018,500
Sr. Unsec’d. Notes	B3	7.190	11/15/15	2,000	2,045,000
Sr. Unsec’d. Notes	B3	7.500	11/15/95	2,850	2,280,000
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	4,000	4,290,000
HealthSouth Corp., Gtd. Notes	B2	7.250	10/01/18	6,450	6,966,000
Gtd. Notes	B2	7.750	09/15/22	1,575	1,712,812
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250	06/01/19	4,100	3,848,875
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500	11/01/19	5,000	4,825,000
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	1,750	1,876,875
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625	07/15/17	3,700	4,095,437
PSS World Medical, Inc., Gtd. Notes, 144A	Ba3	6.375	03/01/22	1,250	1,300,000
Radnet Management, Inc., Gtd. Notes	Caa1	10.375	04/01/18	3,150	3,012,188
Res-Care, Inc., Gtd. Notes	B-(g)	10.750	01/15/19	3,500	3,898,125
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000	01/15/14	1,438	1,423,620
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000	03/15/18	150	159,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07 - 01/18/11)(c)(e)	Caa1	10.000	07/15/17	6,575	6,476,375
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(d)	B1	6.250	11/01/18	4,000	4,265,000

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	23

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Gtd. Notes, 144A(d)	B1	6.500%	07/15/16	$5,800	$5,916,000
Gtd. Notes, 144A(d)	B1	6.750	10/01/17	2,400	2,460,000
Gtd. Notes, 144A(d)	B1	6.875	12/01/18	3,475	3,553,188
Gtd. Notes, 144A(d)	B1	7.000	10/01/20	2,300	2,331,625
Warner Chilcott Co. LLC/Warner Chilcott LLC (Ireland), Gtd. Notes(a)(d)	B3	7.750	09/15/18	9,194	9,745,640

					184,207,011

Lodging & Leisure 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	6.750	06/01/19	3,200	3,272,000
Sr. Sec’d. Notes	B2	10.000	10/01/14	2,915	3,293,950
Host Hotels & Resorts LP, Gtd. Notes(d)	Ba1	6.000	11/01/20	1,875	2,036,719
Gtd. Notes(d)	BB+(g)	6.875	11/01/14	740	754,800
Gtd. Notes	Ba1	9.000	05/15/17	900	999,000
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375	03/15/15	5,975	6,053,422
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(a)	Ba1	7.250	03/15/18	3,025	3,267,000
Sr. Unsec’d. Notes(a)	Ba1	11.875	07/15/15	1,025	1,247,937

					20,924,828

Media & Entertainment 7.0%
AMC Entertainment, Inc., Gtd. Notes(d)	Caa1	8.000	03/01/14	2,063	2,063,000
Gtd. Notes(d)	Caa1	9.750	12/01/20	13,150	12,295,250
AMC Networks, Inc., Gtd. Notes, 144A(d)	B2	7.750	07/15/21	5,875	6,550,625
Belo Corp., Sr. Unsec’d. Notes	Ba3	6.750	05/30/13	3,894	4,069,230
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A(b)	Caa3	9.000	06/01/15	577	466,135
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	3,325	3,715,688

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(d)	Caa2	10.500%	01/15/15	$5,875	$5,023,125
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750	08/01/16	1,625	1,324,375
Sr. Unsec’d. Notes(d)	Ca	5.500	12/15/16	4,350	2,707,875
Sr. Unsec’d. Notes(d)	Ca	6.875	06/15/18	550	343,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B3	7.625	03/15/20	1,725	1,725,000
Gtd. Notes, 144A	B3	7.625	03/15/20	12,025	12,025,000
Gtd. Notes, Ser. B	B1	9.250	12/15/17	1,300	1,430,000
Gtd. Notes(d)	B1	9.250	12/15/17	2,300	2,518,500
Cumulus Media, Inc., Gtd. Notes, 144A	B3	7.750	05/01/19	350	342,125
Entercom Radio LLC, Gtd. Notes	Caa1	10.500	12/01/19	3,750	4,003,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)(d)	B3	7.250	04/01/19	3,425	3,596,250
Gtd. Notes(a)	B3	7.500	04/01/21	3,375	3,569,063
Gtd. Notes(a)(d)	B3	8.500	11/01/19	3,450	3,786,375
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)(d)	Caa3	11.250	02/04/17	6,400	6,600,000
Gtd. Notes, PIK, 144A(a)	Caa3	11.500	02/04/17	14,800	15,096,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	7,258	8,255,975
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000	09/01/14	363	331,373
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(d)	B2	7.750	10/15/18	4,125	4,589,062
Gtd. Notes	B2	11.625	02/01/14	5,165	6,004,313
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	2,377	2,620,642
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250	11/01/17	4,125	4,609,688
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	3,801	4,228,612

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	25

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Universal City Development Partners Ltd., Gtd. Notes	Baa2	8.875%	11/15/15	$114	$124,612
Univision Communications, Inc., Gtd. Notes, 144A(d)	Caa2	8.500	05/15/21	775	769,188
Sr. Sec’d. Notes, 144A	B2	6.875	05/15/19	4,960	5,059,200
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500	05/01/19	1,650	1,716,000
WMG Acquisition Corp., Gtd. Notes, 144A(d)	B3	11.500	10/01/18	4,375	4,648,437
Sr. Sec’d. Notes, 144A	Ba2	9.500	06/15/16	1,900	2,099,500
Sr. Sec’d. Notes(d)	Ba2	9.500	06/15/16	8,125	8,978,125

					147,285,218

Metals 4.2%
AK Steel Corp., Gtd. Notes(d)	B2	7.625	05/15/20	500	503,125
Arch Coal, Inc., Gtd. Notes, 144A(d)	B1	7.000	06/15/19	325	325,000
Gtd. Notes, 144A(d)	B1	7.250	06/15/21	2,725	2,718,187
Gtd. Notes(d)	B1	8.750	08/01/16	1,400	1,540,000
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI, 144A(c)	NR	13.000	07/15/12	46	33,167
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $1,731,125; purchased 04/18/11 - 09/20/11)(a)(c)(e)	B1	6.875	05/01/18	1,800	1,773,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.375	02/01/16	2,900	3,001,500
Gtd. Notes, 144A(a)	B1	6.875	02/01/18	1,550	1,635,250
Gtd. Notes, 144A(a)	B1	7.000	11/01/15	3,292	3,481,290
Gtd. Notes, 144A(a)(d)	B1	8.250	11/01/19	9,845	10,878,725
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375	04/01/17	3,130	3,276,425
JMC Steel Group, Sr. Notes, 144A (original cost $8,068,438; purchased 03/04/11 - 02/15/12)(c)(e)	B3	8.250	03/15/18	7,975	8,323,906

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	$9,917		$10,350,869
Novelis, Inc. (Canada), Gtd. Notes(a)(d)	B2	8.375	12/15/17	1,000		1,095,000
Gtd. Notes(a)(d)	B2	8.750	12/15/20	6,575		7,331,125
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500	12/15/16	4,375		4,582,812
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000	11/15/18	9,700		10,160,750
Penn Virginia Resource Partners LP, Gtd. Notes	B2	8.250	04/15/18	1,150		1,201,750
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A(c)	B1	8.000	12/01/18	3,750		3,946,875
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes(a)	B3	7.375	06/01/18	3,400		3,255,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750	02/01/18	3,300		3,168,000
Sr. Sec’d. Notes(c)	Caa2	10.750	02/01/18	5,075		4,872,000

						87,454,256

Non-Captive Finance 3.8%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	02/01/19	3,150		2,913,750
Ally Financial, Inc., Gtd. Notes, Ser. 8(d)	B1	6.750	12/01/14	4,250		4,489,062
Gtd. Notes(d)	B1	6.875	08/28/12	3,575		3,637,563
Gtd. Notes	B1	8.300	02/12/15	1,000		1,105,000
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(d)	B3	5.375	10/01/12	6,600		6,237,000
Sr. Unsec’d. Notes, Ser. I, MTN(d)	B3	5.400	12/01/15	1,050		832,125
CIT Group, Inc., Sec’d. Notes, 144A	B1	5.250	04/01/14	500		511,250
Sec’d. Notes, 144A	B1	7.000	05/04/15	2,125		2,130,313
Sec’d. Notes, Ser. A	B1	7.000	05/01/16	198	(h)	199

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	27

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sec’d. Notes, 144A(d)	B1	7.000%	05/02/16	$10,841		$10,854,551
Sec’d. Notes(d)	B1	7.000	05/01/17	923	(h)	923
Sec’d. Notes, 144A(d)	B1	7.000	05/02/17	14,712		14,730,390
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750	05/01/19	1,800		1,746,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	2,425		2,582,625
Sr. Sec’d. Notes, 144A	Ba3	6.750	09/01/16	2,875		3,140,938
Sr. Sec’d. Notes, 144A(d)	Ba3	7.125	09/01/18	325		364,000
Sr. Unsec’d. Notes	B1	5.750	05/15/16	1,050		1,069,616
Sr. Unsec’d. Notes(d)	B1	6.250	05/15/19	2,950		2,990,884
Sr. Unsec’d. Notes, MTN	B1	6.375	03/25/13	3,875		3,962,187
Sr. Unsec’d. Notes, MTN	B1	6.625	11/15/13	1,000		1,032,500
Sr. Unsec’d. Notes(d)	B1	8.250	12/15/20	1,000		1,115,012
Sr. Unsec’d. Notes(d)	B1	8.625	09/15/15	1,000		1,110,000
Sr. Unsec’d. Notes(d)	B1	8.625	01/15/22	1,000		1,124,361
Sr. Unsec’d. Notes(d)	B1	8.750	03/15/17	1,225		1,384,250
KKR Group Finance Co., Gtd. Notes, 144A	A-(g)	6.375	09/29/20	5,000		5,321,085
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	5.850	06/01/13	1,050		955,500
Sr. Unsec’d. Notes, MTN(d)	B3	6.900	12/15/17	6,000		4,650,000

						79,991,084

Packaging 2.6%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $1,105,236; purchased 01/19/12)(a)(c)(d)(e)	Ba3	7.375	10/15/17	1,100		1,182,500
Sr. Sec’d. Notes, 144A (original cost $7,632,813; purchased 09/30/10 - 01/04/12)(a)(c)(d)(e)	B3	9.125	10/15/20	7,450		7,878,375
Berry Plastics Corp., Sec’d. Notes(b)	Caa1	4.421	09/15/14	1,975		1,891,062
Sec’d. Notes(d)	Caa1	9.750	01/15/21	3,775		4,039,250

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging (cont’d.)
BWAY Holding Co., Gtd. Notes	B3	10.000%	06/15/18	$1,400	$1,554,000
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125	11/01/15	3,813	3,822,582
Exopack Holding Corp., Gtd. Notes	Caa1	10.000	06/01/18	3,425	3,630,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,424,000
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $1,811,250; purchased 03/31/10 - 05/21/10)(c)(e)	B3	8.500	12/15/15	1,800	1,854,000
Sr. Notes, 144A (original cost $1,544,276; purchased 07/23/09)(c)(e)	B3	10.625	08/15/19	1,580	1,785,400
Reynolds Group Issuer, Inc., Gtd. Notes, 144A(d)	Caa1	8.250	02/15/21	3,600	3,438,000
Sr. Sec’d. Notes, 144A	Ba3	6.875	02/15/21	725	768,500
Sr. Sec’d. Notes, 144A	Ba3	7.875	08/15/19	2,500	2,737,500
Sr. Sec’d. Notes, 144A(d)	Ba3	8.750	10/15/16	2,850	3,035,250
Sr. Unsec’d. Notes, 144A(d)	Caa1	9.875	08/15/19	5,385	5,566,744
Sr. Unsec’d. Notes, 144A(d)	Caa1	9.875	08/15/19	6,350	6,564,312
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375	09/15/21	1,875	2,146,875

					55,318,850

Paper 0.8%
Domtar Corp., Gtd. Notes	Baa3	10.750	06/01/17	800	1,040,000
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875	10/01/18	1,500	1,650,000
Gtd. Notes	B2	9.500	06/15/17	4,420	4,917,250
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11 - 09/16/11)(c)(d)(e)	B2	8.000	06/01/16	1,495	1,536,112
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	1,035	1,085,405
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(a)(d)	Ba2	6.625	04/15/21	1,600	1,500,000

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	29

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Paper (cont’d.)
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(a)	Ba2	7.500%	11/20/25	$100	$97,250
Verso Paper, Inc., Sec’d. Notes(d)	B2	8.750	02/01/19	1,725	853,875
Sr. Sec’d. Notes(d)	Ba2	11.500	07/01/14	3,448	3,516,960

					16,196,852

Pipelines & Other 1.7%
AmeriGas Finance LLC Gtd. Notes(d)	Ba2	7.000	05/20/22	1,225	1,257,156
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.500	05/20/21	2,500	2,525,000
El Paso Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Ba3	7.800	08/01/31	750	895,550
Sr. Unsec’d. Notes, Ser. G, MTN	Ba3	8.050	10/15/30	110	131,156
Energy Transfer Equity LP, Sr. Sec’d. Notes(d)	Ba2	7.500	10/15/20	3,650	4,179,250
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B3	8.625	06/15/20	2,805	2,594,625
Markwest Energy Partners LP, Gtd. Notes	Ba3	6.500	08/15/21	5,725	6,183,000
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	36,363
Targa Resources Partners LP, Gtd. Notes, 144A	Ba3	6.375	08/01/22	2,275	2,394,437
Gtd. Notes(d)	Ba3	6.875	02/01/21	7,850	8,379,875
Gtd. Notes	Ba3	7.875	10/15/18	3,375	3,695,625
Gtd. Notes	Ba3	8.250	07/01/16	2,475	2,617,313

					34,889,350

Real Estate Investment Trusts 1.1%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750	02/15/19	5,675	5,802,688
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250	04/15/19	3,300	3,126,750

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/01/17	$150	$141,000
Kennedy-Wilson, Inc., Gtd. Notes	B1	8.750	04/01/19	3,750	3,871,875
Omega Healthcare Investors, Inc., Gtd. Notes(d)	Ba2	6.750	10/15/22	800	865,000
Gtd. Notes	Ba2	7.000	01/15/16	2,927	2,992,857
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	321,676
Sr. Unsec’d. Notes	Baa3	6.750	12/15/21	5,975	6,496,982

					23,618,828

Retailers 1.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(d)	Caa1	9.250	08/01/19	2,925	2,954,250
Burlington Coat Factory Warehouse Corp., Gtd. Notes(d)	Caa1	10.000	02/15/19	1,575	1,616,344
Limited Brands, Inc., Sr. Notes(d)	Ba1	5.625	02/15/22	2,075	2,137,250
Neiman Marcus Group, Inc. (The), Gtd. Notes(d)	Caa1	10.375	10/15/15	2,500	2,603,150
Pantry, Inc. (The), Gtd. Notes(d)	Caa1	7.750	02/15/14	7,760	7,779,400
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125	04/15/17	2,490	2,676,750
Sr. Sec’d. Notes, 144A	Ba2	7.375	10/15/20	1,325	1,467,437
Rite Aid Corp., Sec’d. Notes	Caa2	7.500	03/01/17	1,025	1,050,625
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	5,420	5,948,450
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	2,580	2,728,350

					30,962,006

Technology 11.2%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.750	08/01/20	1,275	1,413,656
Sr. Unsec’d. Notes(d)	Ba3	8.125	12/15/17	1,025	1,124,938

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	31

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Avaya, Inc., Gtd. Notes(d)	Caa2	9.750%	11/01/15	$7,800	$7,800,000
Gtd. Notes, PIK(d)	Caa2	10.125	11/01/15	5,705	5,719,263
CDW Finance Corp., Gtd. Notes(d)	Caa1	8.500	04/01/19	10,200	10,914,000
Gtd. Notes	Caa2	12.535	10/12/17	12,900	14,061,000
Commscope, Inc., Gtd. Notes, 144A(d)	B3	8.250	01/15/19	12,795	13,466,737
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250	06/01/21	2,300	2,317,250
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,250	3,591,250
First Data Corp., Gtd. Notes, PIK(d)	Caa1	10.550	09/24/15	3,250	3,347,500
Gtd. Notes(d)	Caa2	11.250	03/31/16	1,025	971,187
Gtd. Notes(d)	Caa1	12.625	01/15/21	11,465	12,038,250
Freescale Semiconductor, Inc., Gtd. Notes(d)	Caa1	8.050	02/01/20	12,745	12,617,550
Sr. Sec’d. Notes, 144A(d)	B1	9.250	04/15/18	6,600	7,260,000
Interactive Data Corp., Gtd. Notes(d)	Caa1	10.250	08/01/18	11,079	12,297,690
Iron Mountain, Inc., Gtd. Notes(d)	B1	7.750	10/01/19	1,900	2,099,500
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125	07/01/16	1,685	1,756,612
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(f)(i)	NR	9.003	07/15/11	3,000	3,112,500
Gtd. Notes(a)(d)(f)	NR	10.125	07/15/13	7,600	8,360,000
Gtd. Notes(a)(d)(f)	NR	10.750	07/15/16	17,290	19,105,450
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(a)	B3	9.750	08/01/18	10,281	11,630,381
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(a)	Ba1	7.000	11/01/21	550	609,125
Gtd. Notes(a)	Ba1	7.750	12/15/18	4,450	5,006,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(a)	Ba1	6.800	10/01/16	1,200	1,335,000

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000%	05/01/14	$4,056	$4,623,840
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)(d)	B3	6.500	05/15/19	1,625	1,718,438
Sophia Finance, Inc., Gtd. Notes, 144A(d)	Caa1	9.750	01/15/19	11,275	12,120,625
Spansion LLC, Gtd. Notes	B3	7.875	11/15/17	1,750	1,719,375
Stats ChipPAC Ltd. (Singapore), Gtd. Notes, 144A(a)	Ba1	7.500	08/12/15	1,900	2,052,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250	08/15/15	12,650	13,187,625
Gtd. Notes	Caa1	10.625	05/15/15	7,990	8,469,400
Syniverse Holdings, Inc., Gtd. Notes(d)	Caa1	9.125	01/15/19	5,770	6,289,300
TransUnion LLC, Gtd. Notes(d)	B3	11.375	06/15/18	13,725	15,938,156
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	1,412	1,584,970
Sr. Unsec’d. Notes(d)	B2	12.500	01/15/16	4,321	4,591,063

					234,249,881

Telecommunications 4.8%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500	12/01/16	5,400	5,616,000
Clearwire Communications LLC, Sr. Sec’d. Notes, 144A(d)	B3	12.000	12/01/15	7,175	6,977,688
Sr. Sec’d. Notes, 144A(d)	B3	12.000	12/01/15	10,565	10,274,462
Eileme 2 AB (Sweden), Gtd. Notes, 144A(a)(d)	B3	11.625	01/31/20	4,375	4,593,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	1,550	1,674,000
Sr. Unsec’d. Notes(d)	Ba2	8.500	04/15/20	200	216,500
Sr. Unsec’d. Notes	Ba2	8.750	04/15/22	3,750	4,078,125
Level 3 Escrow, Inc., Gtd. Notes, 144A(d)	B3	8.125	07/01/19	1,125	1,178,437

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	33

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc., Gtd. Notes, 144A(d)	B3	8.625%	07/15/20	$3,950	$4,216,625
Gtd. Notes(d)	B3	9.375	04/01/19	500	552,500
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875	09/01/18	800	858,000
Nextel Communications, Inc., Gtd. Notes, Ser. D	B1	7.375	08/01/15	1,925	1,900,938
NII Capital Corp., Gtd. Notes(d)	B2	7.625	04/01/21	3,994	4,083,865
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Baa3	7.500	02/15/14	1,200	1,204,200
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625	06/15/15	1,545	1,757,573
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000	08/15/16	1,690	1,820,975
Gtd. Notes	B1	8.250	08/15/19	1,040	1,144,000
Sprint Capital Corp., Gtd. Notes(d)	B3	6.875	11/15/28	1,500	1,170,000
Gtd. Notes(d)	B3	6.900	05/01/19	3,425	3,031,125
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000	03/01/20	4,600	4,674,750
Gtd. Notes, 144A(d)	Ba3	9.000	11/15/18	2,175	2,425,125
Sr. Unsec’d. Notes(d)	B3	6.000	12/01/16	2,865	2,607,150
Sr. Unsec’d. Notes, 144A	B3	9.125	03/01/17	3,400	3,417,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)(d)	B3	11.750	07/15/17	7,850	8,046,250
Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	02/15/18	4,175	4,070,625
Sr. Sec’d. Notes, PIK, 144A(a)	Caa1	12.250	07/15/17	4,738	4,134,236
Windstream Corp., Gtd. Notes, 144A(d)	Ba3	7.500	06/01/22	3,800	4,094,500
Gtd. Notes(d)	Ba3	7.500	04/01/23	5,825	6,130,812
Gtd. Notes(d)	Ba3	7.750	10/15/20	2,325	2,540,063
Gtd. Notes	Ba3	7.875	11/01/17	1,110	1,251,525

					99,740,799

TOTAL CORPORATE BONDS					1,896,755,970

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description		Shares	Value (Note 1)

COMMON STOCKS 0.1%
Adelphia Recovery Trust*(c)		2,000,000	$2,000
CenturyLink, Inc.		4,018	161,725
Dex One Corp.*(d)		149,207	261,112
GenOn Energy, Inc.*		9,307	22,895
Sprint Nextel Corp.*		28,675	70,827
WKI Holding Co., Inc.*(c)		6,031	63,265
Xerox Corp.		169,797	1,397,430

TOTAL COMMON STOCKS			1,979,254

PREFERRED STOCKS 0.2%

Banking 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(b)		153,000	4,138,650

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)*(c)(e)(j)		2,000	50,000

Cable
Escrow Pfd Adelphia*(c)		20,000	20

TOTAL PREFERRED STOCKS			4,188,670

	Expiration Date	Units
WARRANTS*

Chemicals
Hercules, Inc.	03/31/29	230	8,419

Media & Entertainment
MediaNews Group, Inc., (cost $0; purchased 07/06/11)(c)(e)	03/19/17	6,854	69

Paper
Smurfit Kappa Group PLC (Ireland), 144A(c)	10/01/13	275	14,552

Telecommunications
Hawaiian Telcom Holdco, Inc.	10/28/15	6,958	27,832

TOTAL WARRANTS			50,872

TOTAL LONG-TERM INVESTMENTS (cost $1,912,223,262)			1,970,995,359

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	35

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 31.7%

Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(k)	45,226	$403,418
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $662,912,799; includes $514,362,647 of cash collateral received for securities on loan)(k)(l)	662,912,799	662,912,799

TOTAL SHORT-TERM INVESTMENTS (cost $663,353,222)		663,316,217

TOTAL INVESTMENTS 125.8% (cost $2,575,576,484; Note 5)		2,634,311,576
Liabilities in excess of other assets(m) (25.8)%		(539,890,459)

NET ASSETS 100.0%		$2,094,421,117

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

PLC—Public Limited Company

§	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of February 29, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $502,802,880; cash collateral of $514,362,647 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $95,277,935. The aggregate value of $95,705,364 is approximately 4.6% of net assets.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

(g)	Standard & Poor’s Rating.
(h)	Amount is actual; not rounded to thousands.
(i)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at February 29, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Masco Corp.	09/20/13	1.000%	$2,845	$13,302	$41,857	$(28,555)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350	5,000	(250,930)	745	(251,675)	JPMorgan Chase Bank

				$(237,628)	$42,602	$(280,230)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied credit Spread at February 29, 2012(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the- counter credit default swaps on corporate issues—Sell Protection(2):
Ford Motor Co.	12/20/14	5.000%	$6,000	1.690%	$603,159	$(783,333)	$1,386,492	Deutsche Bank AG
NRG Energy, Inc.	03/20/16	4.100	1,850	5.917	(101,405)	—	(101,405)	Goldman Sachs International

					$501,754	$(783,333)	$1,285,087

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	37

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V4	12/20/16	5.000%	$24,250	$(181,299)	$(725,816)	$544,517	JPMorgan Chase Bank
CDX.NA.HY.17.V4	12/20/16	5.000	14,550	(108,779)	(1,028,604)	919,825	Morgan Stanley Capital Services
CDX.NA.HY.17.V4	12/20/16	5.000	12,610	(94,276)	(1,080,607)	986,331	Morgan Stanley Capital Services
CDX.NA.HY.17.V4	12/20/16	5.000	10,670	(79,772)	(919,547)	839,775	JPMorgan Chase Bank
CDX.NA.HY.17.V4	12/20/16	5.000	9,700	(72,519)	(766,569)	694,050	Morgan Stanley Capital Services
CDX.NA.HY.17.V4	12/20/16	5.000	9,700	(72,520)	(296,389)	223,869	Goldman Sachs International

				$(609,165)	$(4,817,532)	$4,208,367

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$12,741,903	$313,348
Bank Loans	—	54,965,342	—
Corporate Bonds	—	1,896,719,648	36,322
Common Stocks	1,913,989	—	65,265
Preferred Stocks	4,138,650	—	50,020
Warrants	27,832	14,552	8,488
Affiliated Mutual Funds	663,316,217	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	5,213,224	—

Total	$669,396,688	$1,969,654,669	$473,443

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	39

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/11	$12,690,832	$38,137,998	$1,906,342	$119,980	$132,020	$6,074
Realized gain (loss)	—	1,307,669	54,427	(250,113)	—	—
Change in unrealized appreciation (depreciation)**	(102,379)	(973,459)	235,130	260,206	(82,000)	2,414
Purchases	—	—	—	—	—	—
Sales	—	(16,873,426)	(2,203,084)	(64,808)	—	—
Accrued discount/premium	116,718	2,244	43,027	—	—	—
Transfers into Level 3	—	—	480	—	—	—
Transfers out of Level 3	(12,391,823)	(21,601,026)	—	—	—	—

Balance as of 02/29/12	$313,348	$—	$36,322	$65,265	$50,020	$8,488

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, ($279,390) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 4 Bank Loans and 4 Asset Backed Securities transferred out of Level 3 as a result of no longer using a single broker quote and 3 Corporate Bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Directors’ approval.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

Affiliated Mutual Funds (including 24.6% of collateral received for securities on loan)	31.7%
Technology	12.6
Healthcare & Pharmaceutical	8.8
Media & Entertainment	7.0
Capital Goods	6.7
Cable	5.9
Energy—Other	5.7
Gaming	5.7
Telecommunications	4.8
Foods	4.3
Metals	4.2
Chemicals	3.9
Non-Captive Finance	3.8
Electric	3.6
Packaging	2.6
Consumer	2.4%
Automotive	1.9
Aerospace & Defense	1.7
Pipelines & Other	1.7
Retailers	1.5
Real Estate Investment Trusts	1.1
Lodging & Leisure	1.0
Building Materials & Construction	0.9
Banking	0.8
Paper	0.8
Asset-Backed Securities	0.6
Common Stocks	0.1

125.8
Liabilities in excess of other assets	(25.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$5,594,859	Unrealized depreciation on swap agreements	$381,635
Credit contracts	Premium paid for swap agreements	42,602	Premium received for swap agreements	5,600,865
Equity contracts	Unaffiliated investments	50,872	—	—

Total		$5,688,333		$5,982,500

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	41

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$(24,750)	$(24,750)
Equity contracts	—	—	—

Total	$—	$(24,750)	$(24,750)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$4,131,856	$4,131,856
Equity contracts	(22,180)	—	(22,180)

Total	$(22,180)	$4,131,856	$4,109,676

For the six months ended February 29, 2012, the Portfolio’s average notional amount for credit default swaps as buyer was $7,845,000 and the average notional amount for credit default swaps as writer was $51,343,333.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

FEBRUARY 29, 2012	SEMIANNUAL REPORT

Prudential High Yield Fund, Inc.

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $502,802,880:
Unaffiliated investments (cost $1,912,223,262)	$1,970,995,359
Affiliated investments (cost $663,353,222)	663,316,217
Cash	2,298,567
Dividends and interest receivable	36,530,003
Receivable for Fund shares sold	18,669,795
Receivable for investments sold	10,084,866
Unrealized appreciation on swap agreements	5,594,859
Premium paid for swap agreements	42,602
Prepaid expenses	15,491

Total assets	2,707,547,759

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	514,362,647
Payable for investments purchased	75,043,142
Dividends payable	11,509,667
Premium received for swap agreements	5,600,865
Payable for Fund shares reacquired	4,524,489
Management fee payable	731,857
Distribution fee payable	457,725
Unrealized depreciation on swap agreements	381,635
Accrued expenses	287,739
Affiliated transfer agent fee payable	176,932
Deferred directors’ fees	49,944

Total liabilities	613,126,642

Net Assets	$2,094,421,117

Net assets were comprised of:
Common stock, at par	$3,762,864
Paid-in capital in excess of par	2,171,313,468

2,175,076,332
Undistributed net investment income	1,894,630
Accumulated net realized loss on investments	(146,498,600)
Net unrealized appreciation on investments	63,948,755

Net assets, February 29, 2012	$2,094,421,117

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,212,772,851 ÷ 217,983,362 shares of common stock issued and outstanding)	$5.56
Maximum sales charge (4.50% of offering price)	0.26

Maximum offering price to public	$5.82

Class B
Net asset value, offering price and redemption price per share ($134,671,138 ÷ 24,232,313 shares of common stock issued and outstanding)	$5.56

Class C
Net asset value, offering price and redemption price per share ($176,352,991 ÷ 31,739,908 shares of common stock issued and outstanding)	$5.56

Class L
Net asset value, offering price and redemption price per share ($3,376,392 ÷ 605,770 shares of common stock issued and outstanding)	$5.57

Class M
Net asset value, offering price and redemption price per share ($133,360 ÷ 23,939 shares of common stock issued and outstanding)	$5.57

Class Q
Net asset value, offering price and redemption price per share ($59,750,862 ÷ 10,709,668 shares of common stock issued and outstanding)	$5.58

Class R
Net asset value, offering price and redemption price per share ($28,453,190 ÷ 5,115,228 shares of common stock issued and outstanding)	$5.56

Class X
Net asset value, offering price and redemption price per share ($395,639 ÷ 71,171 shares of common stock issued and outstanding)	$5.56

Class Z
Net asset value, offering price and redemption price per share ($478,514,694 ÷ 85,805,026 shares of common stock issued and outstanding)	$5.58

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	45

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$70,689,838
Affiliated income from securities loaned, net	481,028
Unaffiliated dividend income	333,765
Affiliated dividend income	85,717

Total income	71,590,348

Expenses
Management fee	4,116,158
Distribution fee—Class A	1,379,927
Distribution fee—Class B	442,402
Distribution fee—Class C	727,069
Distribution fee—Class L	8,094
Distribution fee—Class M	2,140
Distribution fee—Class R	57,205
Distribution fee—Class X	2,104
Transfer agent’s fees and expenses (including affiliated expense of $453,600) (Note 3)	1,075,000
Custodian’s fees and expenses	132,000
Registration fees	85,000
Reports to shareholders	62,000
Directors’ fees	26,000
Insurance	18,000
Legal fees and expenses	18,000
Audit fee	16,000
Miscellaneous	16,841

Total expenses	8,183,940

Net investment income	63,406,408

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	(563,691)
Swap agreement transactions	(24,750)

(588,441)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,362)	79,877,903
Swap agreements	4,131,856

84,009,759

Net gain on investment transactions	83,421,318

Net Increase In Net Assets Resulting From Operations	$146,827,726

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$63,406,408	$122,842,723
Net realized gain (loss) on investment transactions	(588,441)	53,200,306
Net change in unrealized appreciation (depreciation) on investments and swap agreements	84,009,759	(49,858,002)

Net increase in net assets resulting from operations	146,827,726	126,185,027

Dividends from net investment income (Note 1)
Class A	(41,552,763)	(85,876,424)
Class B	(4,147,592)	(7,579,293)
Class C	(4,931,096)	(9,036,262)
Class L	(117,789)	(269,470)
Class M	(14,484)	(169,398)
Class Q	(818,260)	—
Class R	(832,840)	(1,164,946)
Class X	(14,261)	(51,743)
Class Z	(14,621,367)	(23,469,833)

	(67,050,452)	(127,617,369)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	515,997,121	632,029,575
Net asset value of shares issued in reinvestment of dividends	53,378,283	102,277,872
Cost of shares reacquired	(244,032,535)	(482,369,602)

Net increase in net assets from Fund share transactions	325,342,869	251,937,845

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	10,526

Total increase	405,120,143	250,516,029

Net Assets:
Beginning of period	1,689,300,974	1,438,784,945

End of period(a)	$2,094,421,117	$1,689,300,974

(a) Includes undistributed net investment income of:	$1,894,630	$5,538,674

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited)

Prudential High Yield Fund, Inc. (the “Fund”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of

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securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at year end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a

Prudential High Yield Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign

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issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically

Prudential High Yield Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .46% for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class Q, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, Q, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class Q and Class Z shares of the Fund.

Prudential High Yield Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .75%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively.

For the six months ended February 29, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $622,734 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2012, it received approximately $86,657, $7,634 and $10 in contingent deferred sales charges imposed upon redemptions by certain Class B, Class C and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2012, PIM has been compensated approximately $143,700 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of

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the Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2012, aggregated $641,989,250 and $384,650,084 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,584,694,328	$102,184,270	$(52,567,022)	$49,617,248

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of premium amortization and deferred income on defaulted securities as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $138,142,000, of which $3,025,000 expires in 2014, $9,303,000 expires in 2015, $11,341,000 expires in 2016, $48,200,000 expires in 2017 and $66,273,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential High Yield Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A and Class L CDSC is waived for purchases by certain retirement or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares or Class Z to Class A or Class Q shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Effective April 13, 2012, the conversion of Class M shares to Class A shares was completed. Class M shares are no longer issued, and there are no Class M shares outstanding. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

During the year ended August 31, 2011, the Fund received $10,526 related to an unaffiliated-third party involving allegations of improper trading Fund shares. The amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was

not involved in the proceedings or in the calculation of the amount of settlement.

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The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class New X and Class Z common stock. Of the authorized shares of common stock of the Fund, 950 million shares are designated for Class A common stock, 225 million shares are designated for each of Class B common stock and Class C common stock, 25 million shares are designated for each of Class L common stock and Class M common stock, 500 million shares are designated for each of Class Q and Class R common stock, 25 million shares are designated for Class New X common stock and 525 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	26,557,841	$142,729,561
Shares issued in reinvestment of dividends	5,887,368	31,583,861
Shares reacquired	(17,433,090)	(92,754,012)

Net increase (decrease) in shares outstanding before conversion	15,012,119	81,559,410
Shares issued upon conversion from Class B, Class M, Class X and Class Z	1,171,674	6,237,233
Shares reacquired upon conversion into Class Z	(55,460)	(294,145)

Net increase (decrease) in shares outstanding	16,128,333	$87,502,498

Year ended August 31, 2011:
Shares sold	28,745,524	$159,068,504
Shares issued in reinvestment of dividends	12,002,271	66,397,957
Shares reacquired	(44,453,036)	(245,494,515)

Net increase (decrease) in shares outstanding before conversion	(3,705,241)	(20,028,054)
Shares issued upon conversion from Class B, Class M, Class X and Class Z	3,469,239	19,106,734
Shares reacquired upon conversion into Class Z	(3,524,844)	(19,633,741)

Net increase (decrease) in shares outstanding	(3,760,846)	$(20,555,061)

Prudential High Yield Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 29, 2012:
Shares sold	4,506,690	$24,291,729
Shares issued in reinvestment of dividends	591,173	3,170,073
Shares reacquired	(1,429,114)	(7,603,346)

Net increase (decrease) in shares outstanding before conversion	3,668,749	19,858,456
Shares reacquired upon conversion into Class A	(1,022,047)	(5,440,424)

Net increase (decrease) in shares outstanding	2,646,702	$14,418,032

Year ended August 31, 2011:
Shares sold	7,688,118	$42,480,449
Shares issued in reinvestment of dividends	1,049,967	5,803,575
Shares reacquired	(2,422,810)	(13,369,344)

Net increase (decrease) in shares outstanding before conversion	6,315,275	34,914,680
Shares reacquired upon conversion into Class A	(2,878,531)	(15,826,584)

Net increase (decrease) in shares outstanding	3,436,744	$19,088,096

Class C
Six months ended February 29, 2012:
Shares sold	8,126,137	$43,820,141
Shares issued in reinvestment of dividends	764,293	4,100,453
Shares reacquired	(2,657,498)	(14,098,215)

Net increase (decrease) in shares outstanding before conversion	6,232,932	33,822,379
Shares reacquired upon conversion into Class Z	(23,875)	(127,338)

Net increase (decrease) in shares outstanding	6,209,057	$33,695,041

Year ended August 31, 2011:
Shares sold	10,035,429	$55,522,083
Shares issued in reinvestment of dividends	1,384,586	7,647,864
Shares reacquired	(6,946,869)	(38,367,549)

Net increase (decrease) in shares outstanding before conversion	4,473,146	24,802,398
Shares reacquired upon conversion into Class Z	(71,623)	(391,430)

Net increase (decrease) in shares outstanding	4,401,523	$24,410,968

58	Visit our website at www.prudentialfunds.com

Class L	Shares	Amount
Six months ended February 29, 2012:
Shares sold	57,424	$303,989
Shares issued in reinvestment of dividends	17,872	96,004
Shares reacquired	(71,090)	(377,301)

Net increase (decrease) in shares outstanding	4,206	$22,692

Year ended August 31, 2011:
Shares sold	51,882	$289,092
Shares issued in reinvestment of dividends	40,553	224,561
Shares reacquired	(217,687)	(1,207,306)

Net increase (decrease) in shares outstanding	(125,252)	$(693,653)

Class M
Six months ended February 29, 2012:
Shares sold	789	$4,426
Shares issued in reinvestment of dividends	1,786	9,497
Shares reacquired	(17,132)	(89,984)

Net increase (decrease) in shares outstanding before conversion	(14,557)	(76,061)
Shares reacquired upon conversion into Class A	(119,642)	(641,504)

Net increase (decrease) in shares outstanding	(134,199)	$(717,565)

Year ended August 31, 2011:
Shares sold	17,190	$94,337
Shares issued in reinvestment of dividends	18,475	102,029
Shares reacquired	(131,280)	(722,000)

Net increase (decrease) in shares outstanding before conversion	(95,615)	(525,634)
Shares reacquired upon conversion into Class A	(499,338)	(2,778,595)

Net increase (decrease) in shares outstanding	(594,953)	$(3,304,229)

Class Q
Period ended February 29, 2012*:
Shares sold	9,581,349	$51,817,444
Shares issued in reinvestment of dividends	148,595	818,287
Shares reacquired	(794,098)	(4,353,211)

Net increase (decrease) in shares outstanding before conversion	8,935,846	48,282,520
Shares issued upon conversion from Class Z	1,773,822	9,596,375

Net increase (decrease) in shares outstanding	10,709,668	$57,878,895

Prudential High Yield Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 29, 2012:
Shares sold	1,772,241	$9,542,504
Shares issued in reinvestment of dividends	155,028	832,715
Shares reacquired	(675,255)	(3,633,709)

Net increase (decrease) in shares outstanding	1,252,014	$6,741,510

Year ended August 31, 2011:
Shares sold	2,917,212	$16,153,034
Shares issued in reinvestment of dividends	213,700	1,182,860
Shares reacquired	(1,231,601)	(6,806,251)

Net increase (decrease) in shares outstanding	1,899,311	$10,529,643

Class X
Six months ended February 29, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends	2,643	14,144
Shares reacquired	(5,386)	(28,989)

Net increase (decrease) in shares outstanding before conversion	(2,743)	(14,845)
Shares reacquired upon conversion into Class A	(12,127)	(64,831)

Net increase (decrease) in shares outstanding	(14,870)	$(79,676)

Year ended August 31, 2011:
Shares sold	6,373	$35,098
Shares issued in reinvestment of dividends	9,322	51,541
Shares reacquired	(32,781)	(181,196)

Net increase (decrease) in shares outstanding before conversion	(17,086)	(94,557)
Shares reacquired upon conversion into Class A	(78,702)	(436,395)

Net increase (decrease) in shares outstanding	(95,788)	$(530,952)

60	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Six months ended February 29, 2012:
Shares sold	45,277,003	$243,487,327
Shares issued in reinvestment of dividends	2,366,285	12,753,249
Shares reacquired	(22,638,730)	(121,093,768)

Net increase (decrease) in shares outstanding before conversion	25,004,558	135,146,808
Shares issued upon conversion from Class A and Class C	79,107	421,483
Shares reacquired upon conversion into Class A and Class Q	(1,790,837)	(9,686,849)

Net increase (decrease) in shares outstanding	23,292,828	$125,881,442

Year ended August 31, 2011:
Shares sold	64,998,748	$358,386,978
Shares issued in reinvestment of dividends	3,757,077	20,867,485
Shares reacquired	(31,856,651)	(176,221,441)

Net increase (decrease) in shares outstanding before conversion	36,899,174	203,033,022
Shares issued upon conversion from Class A and Class C	3,591,426	20,025,171
Shares reacquired upon conversion into Class A	(11,867)	(65,160)

Net increase (decrease) in shares outstanding	40,478,733	$222,993,033

*	Commenced offering on October 31, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and

Prudential High Yield Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

62	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight Months Period Ended August 31,		Year Ended December 31,
	2012(h)		2011(h)		2010(h)		2009	2008	2007(e)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.32		$4.84		$5.19	$5.58	$5.80		$5.67
Income (loss) from investment operations:
Net investment income	.19		.40		.45		.43	.43	.28		.41
Net realized and unrealized gain (loss) on investment transactions	.23		.03		.49		(.34)	(.38)	(.22)		.15
Total from investment operations	.42		.43		.94		.09	.05	.06		.56
Less Dividends:
Dividends from net investment income	(.20)		(.41)		(.46)		(.44)	(.44)	(.28)		(.43)
Capital Contributions:	-		-	(g)	-	(g)	-	-	-		-
Net asset value, end of period	$5.56		$5.34		$5.32		$4.84	$5.19	$5.58		$5.80
Total Return(a):	8.07%		8.14%		19.94%		3.32%	.86%	.82%		10.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,212,773		$1,078,117		$1,093,443		$1,009,183	$955,165	$1,099,469		$1,201,400
Average net assets (000)	$1,110,014		$1,147,761		$1,078,033		$811,838	$1,024,892	$1,170,148		$1,205,856
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.87%	(c)	.88%		.90%		.91%	.88%	.92%	(c)	.86%
Expenses, excluding distribution and service (12b-1) fees	.62%	(c)	.63%		.65%		.66%	.63%	.67%	(c)	.61%
Net investment income	7.12%	(c)	7.20%		8.64%		9.95%	7.99%	7.20%	(c)	7.32%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	22%	(d)	87%		91%		82%	63%	34%	(d)	40%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) Annualized.

(d) Not annualized.

(e) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $.005 per share.

(h) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	63

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight Months Period Ended August 31,		Year Ended December 31,
	2012(f)		2011(f)		2010(f)		2009	2008	2007(c)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.31		$4.83		$5.19	$5.58	$5.79		$5.66
Income (loss) from investment operations:
Net investment income	.17		.37		.42		.41	.40	.26		.38
Net realized and unrealized gain (loss) on investment transactions	.24		.05		.49		(.35)	(.38)	(.21)		.15
Total from investment operations	.41		.42		.91		.06	.02	.05		.53
Less Dividends:
Dividends from net investment income	(.19)		(.39)		(.43)		(.42)	(.41)	(.26)		(.40)
Capital Contributions:	-		-	(e)	-	(e)	-	-	-		-
Net asset value, end of period	$5.56		$5.34		$5.31		$4.83	$5.19	$5.58		$5.79
Total Return(a):	7.81%		7.82%		19.39%		2.59%	.37%	.50%		9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,671		$115,162		$96,409		$85,727	$109,152	$160,265		$191,778
Average net assets (000)	$118,623		$108,578		$92,174		$76,697	$132,653	$178,973		$232,435
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.37%	(b)	1.38%		1.40%		1.41%	1.38%	1.42%	(b)	1.36%
Expenses, excluding distribution and service (12b-1) fees	.62%	(b)	.63%		.65%		.66%	.63%	.67%	(b)	.61%
Net investment income	6.63%	(b)	6.70%		8.15%		9.44%	7.48%	6.69%	(b)	6.82%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight Months Period Ended August 31,		Year Ended December 31,
	2012(g)		2011(g)		2010(g)		2009	2008	2007(d)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.33		$5.31		$4.83		$5.18	$5.58	$5.79		$5.66
Income (loss) from investment operations:
Net investment income	.17		.36		.42		.41	.40	.26		.38
Net realized and unrealized gain (loss) on investment transactions	.24		.04		.49		(.34)	(.39)	(.21)		.15
Total from investment operations	.41		.40		.91		.07	.01	.05		.53
Less Dividends:
Dividends from net investment income	(.18)		(.38)		(.43)		(.42)	(.41)	(.26)		(.40)
Capital Contributions:	-		-	(f)	-	(f)	-	-	-		-
Net asset value, end of period	$5.56		$5.33		$5.31		$4.83	$5.18	$5.58		$5.79
Total Return(a):	7.88%		7.45%		19.40%		2.83%	.18%	.49%		9.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$176,353		$136,177		$112,212		$77,177	$49,660	$56,307		$54,036
Average net assets (000)	$146,214		$132,854		$94,741		$50,393	$52,804	$58,540		$55,946
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.62%	(c)	1.55%		1.40%		1.41%	1.38%	1.42%	(c)	1.36%
Expenses, excluding distribution and service (12b-1) fees	.62%	(c)	.63%		.65%		.66%	.63%	.67%	(c)	.61%
Net investment income	6.38%	(c)	6.52%		8.12%		9.42%	7.49%	6.70%	(c)	6.82%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) Annualized.

(d) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	65

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended February 29,		Year Ended August 31,						March 26, 2007(a) through August 31,
	2012(g)		2011(g)		2010(g)		2009	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.35		$5.32		$4.84		$5.19	$5.59	$5.86
Income (loss) from investment operations:
Net investment income	.18		.39		.44		.42	.42	.18
Net realized and unrealized gain (loss) on investment transactions	.23		.04		.49		(.34)	(.39)	(.27)
Total from investment operations	.41		.43		.93		.08	.03	(.09)
Less Dividends:
Dividends from net investment income	(.19)		(.40)		(.45)		(.43)	(.43)	(.18)
Capital Contributions:	-		-	(f)	-	(f)	-	-	-
Net asset value, end of period	$5.57		$5.35		$5.32		$4.84	$5.19	$5.59
Total Return(c):	7.92%		8.07%		19.64%		3.05%	.44%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,376		$3,215		$3,868		$4,144	$5,114	$6,688
Average net assets (000)	$3,255		$3,724		$4,060		$3,969	$5,980	$7,546
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.12%	(d)	1.13%		1.15%		1.16%	1.13%	1.17%	(d)
Expenses, excluding distribution and service (12b-1) fees	.62%	(d)	.63%		.65%		.66%	.63%	.67%	(d)
Net investment income	6.87%	(d)	6.96%		8.41%		9.71%	7.73%	6.97%	(d)

(a) Commencement of offering.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended February 29,		Year Ended August 31,						March 26, 2007(a) through August 31,
	2012(g)		2011(g)		2010(g)		2009	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.32		$4.84		$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.16		.36		.41		.41	.39	.17
Net realized and unrealized gain (loss) on investment transactions	.25		.03		.49		(.35)	(.37)	(.27)
Total from investment operations	.41		.39		.90		.06	.02	(.10)
Less Dividends:
Dividends from net investment income	(.18)		(.37)		(.42)		(.41)	(.40)	(.17)
Capital Contributions:	-		-	(f)	-	(f)	-	-	-
Net asset value, end of period	$5.57		$5.34		$5.32		$4.84	$5.19	$5.57
Total Return(c):	7.84%		7.32%		19.04%		2.52%	.28%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133		$845		$4,004		$7,730	$14,831	$29,221
Average net assets (000)	$430		$2,493		$6,190		$9,244	$22,037	$36,125
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.62%	(d)	1.63%		1.65%		1.66%	1.63%	1.67%	(d)
Expenses, excluding distribution and service (12b-1) fees	.62%	(d)	.63%		.65%		.66%	.63%	.67%	(d)
Net investment income	6.36%	(d)	6.52%		7.96%		9.20%	7.21%	6.63%	(d)

(a) Commencement of offering.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	67

Financial Highlights

(Unaudited) continued

Class Q Shares
	October 31, 2011(a) through February 29,
	2012(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.41
Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investment transactions	.19
Total from investment operations	.31
Less Dividends:
Dividends from net investment income	(.14)
Net asset value, end of period	$5.58
Total Return(b):	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,751
Average net assets (000)	$31,584
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50%	(c)
Expenses, excluding distribution and service (12b-1) fees	.50%	(c)
Net investment income	7.17%	(c)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight Months Period Ended August 31,		Year Ended December 31,
	2012(g)		2011(g)		2010(g)		2009	2008	2007(d)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.32		$4.84		$5.19	$5.59	$5.81		$5.67
Income (loss) from investment operations:
Net investment income	.18		.38		.44		.42	.42	.27		.42
Net realized and unrealized gain (loss) on investment transactions	.23		.04		.49		(.34)	(.39)	(.21)		.15
Total from investment operations	.41		.42		.93		.08	.03	.06		.57
Less Dividends:
Dividends from net investment income	(.19)		(.40)		(.45)		(.43)	(.43)	(.28)		(.43)
Capital Contributions:	-		-	(f)	-	(f)	-	-	-		-
Net asset value, end of period	$5.56		$5.34		$5.32		$4.84	$5.19	$5.59		$5.81
Total Return(a):	7.94%		7.88%		19.66%		3.07%	.47%	.56%		10.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,453		$20,630		$10,441		$3,698	$1,295	$851		$13
Average net assets (000)	$23,008		$16,155		$7,260		$1,580	$1,221	$401		$3
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.12%	(c)	1.13%		1.15%		1.16%	1.13%	1.17%	(c)	1.11%
Expenses, excluding distribution and service (12b-1) fees	.62%	(c)	.63%		.65%		.66%	.63%	.67%	(c)	.61%
Net investment income	6.87%	(c)	6.93%		8.32%		9.64%	7.78%	7.19%	(c)	7.45%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(c) Annualized.

(d) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	69

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended February 29,		Year Ended August 31,						March 26, 2007(a) through August 31,
	2012(g)		2011(g)		2010(g)		2009	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.31		$4.83		$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.17		.36		.41		.38	.38	.13
Net realized and unrealized gain (loss) on investment transactions	.23		.04		.49		(.33)	(.36)	(.23)
Total from investment operations	.40		.40		.90		.05	.02	(.10)
Less Dividends:
Dividends from net investment income	(.18)		(.37)		(.42)		(.41)	(.40)	(.17)
Capital Contributions:	-		-	(f)	-	(f)	-	-	-
Net asset value, end of period	$5.56		$5.34		$5.31		$4.83	$5.19	$5.57
Total Return(c):	7.67%		7.54%		19.07%		2.32%	.30%	(1.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$396		$459		$966		$1,878	$3,482	$4,527
Average net assets (000)	$423		$766		$1,359		$2,152	$4,230	$5,300
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.62%	(d)	1.63%		1.65%		1.66%	1.63%	1.67%	(d)
Expenses, excluding distribution and service (12b-1) fees	.62%	(d)	.63%		.65%		.66%	.63%	.67%	(d)
Net investment income	6.37%	(d)	6.48%		7.97%		9.19%	7.24%	5.43%	(d)

(a) Commencement of offering.

(b) The Fund changed its fiscal year end from December 31 to August 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Less than $.005 per share.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight Months Period Ended August 31,		Year Ended December 31,
	2012(f)		2011(f)		2010(f)		2009	2008	2007(c)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.35		$5.33		$4.85		$5.20	$5.60	$5.81		$5.68
Income (loss) from investment operations:
Net investment income	.19		.42		.46		.44	.45	.29		.43
Net realized and unrealized gain (loss) on investment transactions	.25		.03		.49		(.34)	(.39)	(.21)		.14
Total from investment operations	.44		.45		.95		.10	.06	.08		.57
Less Dividends:
Dividends from net investment income	(.21)		(.43)		(.47)		(.45)	(.46)	(.29)		(.44)
Capital Contributions:	-		-	(e)	-	(e)	-	-	-		-
Net asset value, end of period	$5.58		$5.35		$5.33		$4.85	$5.20	$5.60		$5.81
Total Return(a):	8.42%		8.47%		20.23%		3.68%	.96%	.98%		10.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$478,515		$334,696		$117,442		$74,321	$23,728	$21,364		$30,486
Average net assets (000)	$377,461		$304,551		$94,871		$37,817	$22,081	$29,101		$26,634
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.62%	(b)	.63%		.65%		.66%	.63%	.67%	(b)	.61%
Expenses, excluding distribution and service (12b-1) fees	.62%	(b)	.63%		.65%		.66%	.63%	.67%	(b)	.61%
Net investment income	7.39%	(b)	7.43%		8.86%		10.14%	8.24%	7.41%	(b)	7.58%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	71

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND, INC.

SHARE CLASS	A	B	C	L	M	Q	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	PHYQX	JDYRX	N/A	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y405	74440Y504	74440Y884	74440Y603	74440Y702	74440Y801

MF110E2    0223078-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012